Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 87,182	$ 125,781	$ 75,767	$ 92,661	$ 115,568	$ 98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	98		1,332
Long-term investments - common shares held	216,319		164,753	$ 261,159
Long-term investments - warrants held	9
Convertible note receivable	11,836		12,899
Total net financial assets measured at fair value	315,444		254,751
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments - common shares held	216,319		164,753
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	87,182		75,767
Total net financial assets measured at fair value	303,501		240,520
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments - common shares held	216,319		164,753
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	98		1,332
Long-term investments - warrants held	9
Total net financial assets measured at fair value	107		1,332
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible note receivable	11,836		12,899
Total net financial assets measured at fair value	$ 11,836		$ 12,899